GOODWILL AND OTHER INTANGIBLE ASSETS - Identifiable Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 485.8	$ 526.1
Accumulated Amortization	(147.0)	(134.9)
Net Carrying Value	338.8	391.2
Total gross carrying value	726.4	794.2
Total net carrying value	579.4	659.3
Trademarks with indefinite lives
Indefinite-lived Intangible Assets [Line Items]
Trademarks	240.6	268.1
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	344.0	363.2
Accumulated Amortization	(94.1)	(83.5)
Net Carrying Value	249.9	279.7
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	122.1	141.7
Accumulated Amortization	(38.0)	(36.3)
Net Carrying Value	84.1	105.4
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	6.7	6.8
Accumulated Amortization	(4.6)	(4.3)
Net Carrying Value	2.1	2.5
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	13.0	14.4
Accumulated Amortization	(10.3)	(10.8)
Net Carrying Value	$ 2.7	$ 3.6